Leases - Schedule of Weighted Average Discount Rates (Detail)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average discount rate
Operating Leases	7.30%	6.90%
Finance Leases	7.60%	7.60%	7.50%